Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Nonfinancial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

		Fair Value Measurements during 2011, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Middle Fork assets (1)	$97,776	$—	$—	$97,776
Middle Fork liabilities (1)	(2,060)	—	—	(2,060)
Other acquisitions, net (2)	50,787	—	—	50,787

Total	$146,503	$—	$—	$146,503

		Fair Value Measurements during 2010, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Northern Appalachia coal reserves	$9,765	$—	$—	$9,765
Northern Appalachia contingent liability	(2,765)	—	—	(2,765)
Other acquisitions, net (2)	17,876	—	—	17,876

Total	$24,876	$—	$—	$24,876

(1)	The Middle Fork assets and liabilities were acquired on January 25, 2011. A portion of the purchase price allocation, $0.5 million, was paid in 2010 as an escrow payment.
(2)	Other acquisitions were completed during the year and include both the assets acquired and liabilities assumed.

Schedule Of Nonfinancial Assets And Liabilities Measured At Fair Value On Recurring Basis

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities – current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

		Fair Value Measurements at December 31, 2010, Using
Description	Fair Value Measurements at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(7,647)	$—	$(7,647)	$—
Interest rate swap liabilities – noncurrent	(1,037)	—	(1,037)	—
Commodity derivative liabilities – current	(11,869)	—	(11,869)	—
Commodity derivative liabilities – noncurrent	(4,070)	—	(4,070)	—

Total	$(24,623)	$—	$(24,623)	$—